Supplement to the
Fidelity® Advisor Stock Selector All Cap Fund
Class A, Class T, Class B, and Class C
November 29, 2011 Prospectus

Proposed Reorganization. The Board of Trustees has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Stock Selector All Cap Fund and Fidelity Stock Selector All Cap Fund pursuant to which Fidelity Advisor Stock Selector All Cap Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector All Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Stock Selector All Cap Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of Fidelity Advisor Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of all of the liabilities of Fidelity Advisor Stock Selector All Cap Fund. After the exchange, Fidelity Advisor Stock Selector All Cap Fund will distribute the Fidelity Stock Selector All Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Stock Selector All Cap Fund. As a result, shareholders of Fidelity Advisor Stock Selector All Cap Fund will become shareholders of Fidelity Stock Selector All Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Stock Selector All Cap Fund is expected to be held during the third quarter of 2012 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Stock Selector All Cap Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about October 26, 2012. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Stock Selector All Cap Fund, please call 800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

ARG-12-02  May 10, 2012
1.740924.135

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Christopher Sharpe (lead co-portfolio manager) and Geoff Stein (lead co-portfolio manager) have managed the fund since March 2010.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since July 2010.

Gordon Scott (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section on page 25.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Advisor Stock Selector All Cap Fund
Institutional Class
November 29, 2011 Prospectus

Proposed Reorganization. The Board of Trustees has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Stock Selector All Cap Fund and Fidelity Stock Selector All Cap Fund pursuant to which Fidelity Advisor Stock Selector All Cap Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector All Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Stock Selector All Cap Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of Fidelity Advisor Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of all of the liabilities of Fidelity Advisor Stock Selector All Cap Fund. After the exchange, Fidelity Advisor Stock Selector All Cap Fund will distribute the Fidelity Stock Selector All Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Stock Selector All Cap Fund. As a result, shareholders of Fidelity Advisor Stock Selector All Cap Fund will become shareholders of Fidelity Stock Selector All Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Stock Selector All Cap Fund is expected to be held during the third quarter of 2012 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Stock Selector All Cap Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about October 26, 2012. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Stock Selector All Cap Fund, please call 800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

ARGI-12-02  May 10, 2012
1.740925.128

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Christopher Sharpe (lead co-portfolio manager) and Geoff Stein (lead co-portfolio manager) have managed the fund since March 2010.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since July 2010.

Gordon Scott (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section on page 23.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.